Property, Plant and Equipment (Tables)	12 Months Ended
Jun. 30, 2020
Property, plant and equipment [abstract]
Disclosure of Property, Plant and Equipment

	SA Rand
Figures in million	2020	2019

Mining assets	22 174	20 549
Mining assets under construction	2 714	2 964
Undeveloped properties	4 024	3 965
Other non-mining assets	274	271

Total property, plant and equipment	29 186	27 749
The movement in the mining assets is as follows:

	SA Rand
Figures in million	2020	2019

Cost

Balance at beginning of year	53 629	49 741
Fully depreciated assets no longer in use derecognised	—	(302)
Additions[1]	3 180	4 113
Disposals	(85)	(16)
Scrapping of assets	(268)	(117)
Adjustment to rehabilitation asset	(48)	(439)
Transfers and other movements	1 348	801
Translation	1 980	(152)

Balance at end of year	59 736	53 629

Accumulated depreciation and impairments

Balance at beginning of year	33 080	25 538
Fully depreciated assets no longer in use derecognised	—	(302)
Impairment of assets	—	3 880
Disposals	(70)	(16)
Scrapping of assets	(206)	(96)
Depreciation	3 563	4 184
Translation	1 195	(108)

Balance at end of year	37 562	33 080
Net carrying value	22 174	20 549

[1]	Included in additions for 2020 is an amount of R97 million (2019: R173 million) for capitalised depreciation associated with stripping activities at the Hidden Valley operations.
The movement in the mining assets under construction is as follows:

	SA Rand
Figures in million	2020	2019

Cost

Balance at beginning of year	2 964	2 528
Additions	687	1 070
Depreciation capitalised[1]	4	50
Finance costs capitalised[2]	54	133
Transfers and other movements	(1 334)	(802)
Translation	339	(15)

Balance at end of year	2 714	2 964
[1] 2020 relates to Tshepong only. 2019 relates primarily to Hidden Valley.
[2] Refer to note 9 for further detail on the capitalisation rate applied
The movement in the undeveloped properties is as follows:

	SA Rand
Figures in million	2020	2019

Cost

Balance at beginning of year	5 437	5 446
Translation	62	(9)

Balance at end of year	5 499	5 437

Accumulated depreciation and impairments

Balance at beginning and end of year	1 472	1 472
Translation	3	—

Balance at end of year	1 475	1 472
Net carrying value	4 024	3 965
The movement in the non-mining assets is as follows:

	SA Rand
Figures in million	2020	2019

Cost

Balance at beginning of year	658	609
Fully depreciated assets no longer in use derecognised	—	(9)
Additions	39	59
Transfers and other movements	—	1
Translation	6	(2)

Balance at end of year	703	658

	SA Rand
Figures in million	2020	2019

Accumulated depreciation and impairments

Balance at beginning of year	387	345
Fully depreciated assets no longer in use derecognised	—	(9)
Depreciation	38	39
Impairment	—	12
Translation	4	—

Balance at end of year	429	387
Net carrying value	274	271

Disclosure of Gold Price, Silver Price, Exchange Rates and Gold Resource Value Assumptions
During the year under review, the group calculated the recoverable amounts (generally fair value less costs to sell) based on updated life-of-mine plans and the following gold price, silver price and exchange rates assumptions:

	2020	2019	2018

US$ gold price per ounce
– Year 1	1 610	1 325	1 250
– Year 2	1 558	1 310	1 250
– Year 3	1 469	1 290	1 250
– Long term (Year 4 onwards)	1 350	1 290	1 250
US$ silver price per ounce
– Year 1 and Year 2	17.00	15.75	17.00
– Long term (Year 3 onwards)	17.00	17.00	17.00
Exchange rate (R/US$)
– Year 1	16.72	14.43	13.30
– Year 2	15.47	14.25	13.30
– Year 3	15.29	14.11	13.30
– Long term (Year 4 onwards)	14.51	14.11	13.30
Exchange rate (PGK/US$)	3.45	3.34	3.17
Rand gold price (R/kg)
– Year 1	865 000	615 000	535 000
– Year 2	775 000	600 000	535 000
– Year 3	722 000	585 000	535 000
– Long term (Year 4 onwards)	630 000	585 000	535 000

The following is the attributable gold resource value assumption:

	South Africa			Hidden Valley
US dollar per ounce	2020	2019	2018	2020	2019	2018

Measured	25.00	25.00	25.00	n/a	n/a	n/a
Indicated	8.00	8.00	8.00	8.00	8.00	5.84
Inferred	2.80	2.80	2.80	n/a	n/a	5.84

Disclosure of Sensitivity Analysis - Impairment of Assets
The impairment of assets consists of the following:

	SA Rand
Figures in million	2020	2019	2018

Tshepong Operations	—	2 254	988
Kusasalethu	—	690	579
Target 1	—	312	699
Target 3	—	318	—
Joel	—	198	160
Other mining assets	—	120	319
Bambanani	—	6	—
Doornkop	—	—	317
Unisel	—	—	487
Masimong	—	—	329
Target North	—	—	1 458

Total impairment of assets	—	3 898	5 336

There was no reversal of impairment for the 2020, 2019 or 2018 financial years.

The recoverable amounts for these assets have been determined on a fair value less costs to sell basis using the assumptions per note 13 in discounted cash flow models and attributable resource values. These are fair value measurements classified as level 3.

The recoverable amounts of the CGUs where impairments were recognised as at 30 June 2019 are as follows:

	SA Rand
	Recoverable amount
Figures in million	Life-of-Mine plan	Resource base	Total

Tshepong Operations
The impairment was due to the increased costs to exploit the resource base as well as a lower expected recovered grade. The decrease in the recovery grade is as a result of the change in the dilution factors applied to the outside life of mine resources.
	3 811	2 055	5 866
Kusasalethu
The decrease in grade and increased estimated costs in the resource base resulted in a lower recoverable amount. The decrease in the recovery grade is as a result of the change in the dilution factors applied to the outside life of mine resources.	1 297	—	1 297
Target 1
The recoverable amount decreased as a result of increased costs and decrease in grade in the resource base together with the estimated impact of carbon tax. The increase in discount rate due to increased risk factors also negatively impacted on the recoverable amount.	467	609	1 076
Target 3
The operation remained under care and maintenance. A change in valuation method from discounted cash flow model to resource multiple approach reduced the recoverable amount.	None	182	182
Joel
The increased capital costs in the resource base together with carbon tax negatively impacted the net present value of expected cash flows.	765	87	852
Other mining assets
The updated life-of-mine plans for the CGUs in Freegold and Avgold resulted in the impairment of other mining assets.	335	None	335
Bambanani
The impairment of goodwill reduced the carrying amount of intangible assets. As goodwill is not depreciated, it resulted in an impairment as the life of the operation shortens.	763	None	763

6	COST OF SALES continued

(f)	Impairment continued

The recoverable amounts of the CGUs where impairments were recognised as at 30 June 2018 are as follows:

	SA Rand
	Recoverable amount
Figures in million	Life-of-Mine plan	Resource base	Total

Tshepong Operations
The impairment was mainly driven by sensitivity to fluctuations in the gold price. Furthermore the updated life-of-mine for the Tshepong operations presented a marginal decrease in recovered grade.	4 279	3 147	7 426
Kusasalethu
Kusasalethu's old section of the mine at the operation was excluded in the FY19 life-of-mine plan.	1 019	1 119	2 138
Target 1
Exploration drilling results during the year pointed towards lower grade estimates within certain blocks that have now been excluded from the life-of-mine plans.	471	746	1 217
Joel
The updated life-of-mine for the Joel operation presented a marginal decrease in recovered grade.	540	336	876
Other mining assets
The updated life-of-mine plans for the CGUs in Freegold and Harmony resulted in the impairment of other mining assets.	366	None	366
Doornkop
The impairment of Doornkop is primarily as a result of a decrease in the Kimberley Reef's resource values.	1 552	1 178	2 730
Unisel
Excluded the Leader Reef from the life-of-mine plan to focus on the higher grade Basal Reef. This reduced the life-of-mine from four years to eighteen months.	38	None	38
Masimong
The impairment at Masimong was as a result of the depletion of the higher grade B Reef and subsequent reduced life-of-mine.	58	None	58
Target North
The impairment of Target North was as a result of a decrease in resource values.	None	3 681	3 681

The sensitivity scenario of a 10% decrease or increase in the commodity price used in the discounted cash flow models and the resource values used (with all other variables held constant) would have resulted in the following impairment being recorded as at 30 June 2020 and 2019:

	SA Rand
Figures in million	2020	2019

- 10% decrease
Tshepong Operations	3 352	7 155
Target 1	804	1 278
Joel	716	984
Kusasalethu	441	1 962
Bambanani[1]	94	331
Other Freegold assets	20	—
Moab Khotsong[1]	15	2 758
Unisel	6	45
Doornkop	—	1 350
Hidden Valley	—	749
Target 3	—	337
Target North	—	291
Other surface operations	—	178
Masimong	—	105
Kalgold	—	39

+ 10% increase
Target 3	—	300

[1]	The carrying amounts of these CGUs include goodwill and any impairment losses are allocated first to goodwill and then to the identifiable assets.